Equity Incentive Plan - Unrecognized Compensation Cost (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Unrecognized Compensation Cost [Abstract]
2016	$ 6,431
2017	3,457
2018	667
Total	$ 10,555